General (Components Of Intangible Assets And Their Annual Rates Of Amortization) (Details) (Acquisition Of Merced [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended
Feb. 07, 2012
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 139,583
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	91,874
Annual rates of amortization	17.00%
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	32,310
Annual rates of amortization	13.00%
Covenant Not To Compete [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	8,009
Annual rates of amortization	40.00%
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 7,390
Annual rates of amortization	50.00%